Commitments and Contingencies (Schedule of Capital Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Expenditures for games with technological feasibility [Member]
Capital Commitments [Line Items]
2014	$ 9,264
2015	4,550
2016 and thereafter	1,400
Total minimum payments required	15,214
Cinema advertising slot rights [Member]
Capital Commitments [Line Items]
2014	1,082
2015	8,931
2016 and thereafter	19,682
Total minimum payments required	$ 29,695